Taxes	12 Months Ended
Dec. 31, 2025
Taxes
Taxes

Note 20 – Taxes

Prepaid taxes

Prepaid taxes as of December 31, 2025 and 2024 consisted of the following:

	December 31,	December 31,
	2025	2024
Prepaid value-added tax	$485,901	$464,963
Others	3,401	3,494
Total	$489,302	$468,457

Taxes payable

Taxes payable as of December 31, 2025 and 2024 consisted of the following:

	December 31,	December 31,
	2025	2024
Corporation income tax payable	$1,507,592	$1,428,586
Other tax payable	62,340	133,055
Total	$1,569,932	$1,561,641

Corporation income tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI. EPakia was incorporated in Delaware, and Tanhome Holding and Tanhome were incorporated in California, United States and are subject to a combined U.S. federal and state statutory income tax rate at 28%. EPakia Canada was incorporated in Alberta, Canada and is subject to a combined federal and provincial statutory income tax rate at 23%. USCNHK Holdings, China East and Euroasia are holding companies registered in Hong Kong and have no operating profit for tax liabilities.

The Group’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which has been effective since January 1, 2008.

The following table reconciles PRC statutory rates to the Group’s effective tax rates for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
Statutory PRC income tax rate	25%	25%	25%
Different tax rate impact	(2)%	341%	3%
Permanent difference and others	7%	53%	(4)%
Changes of deferred tax assets valuation allowances	(22)%	79%	2%
Total	8%	498%	26%

Income tax expense consisted of the following:

	Years ended December 31,
	2025	2024	2023
Current	$1,992,706	$3,111,047	$2,364,489
Deferred	(4,516,927)	-	-
Total	$(2,524,221)	$3,111,047	$2,364,489

Significant components of deferred tax assets are as follows:

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Allowance for expected credit losses and other markdown and impairments	$11,025,156	$1,145,662
Valuation allowance	(6,382,663)	(1,145,662)
Total	$4,642,493	$-

At December 31, 2025 and 2024, the Group has provided valuation allowance for deferred tax assets that the Group estimated it could not realize due to expected future operating loss in certain entities. As of December 31, 2025 and 2024, the valuation allowance was $6,382,663 and $1,145,662, respectively. The Group’s management reviews this valuation allowance periodically and makes adjustments as necessary.